Schedule of Principal Payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 6,150
2024	6,100
2025	6,100
2026 and thereafter	50,500
Total	$ 68,850